FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: / /                (a)

                  or fiscal year ending:    12/31/99   (b)

Is this a transition report? (Y/N)                       N

Is this an amendment to a previous filing? (Y/N)         N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Acacia National Variable Annuity Separate Account II
   B. File Number: 811-7627
   C. Telephone Number: (402) 467-1122


2. A. Street:   5900 "O" Street
   B. City:     Lincoln      C. State:  NE     D. Zip Code:    68510    Zip Ext:
   E. Foreign Country:                                      Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)                 N

4. Is this the last filing on this form by Registrant? (Y/N)                  N

5. Is Registrant a small business  investment  company (SBIC)?  (Y/N)         N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit  investment  trust (UIT)?  (Y/N)                      Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is  Registrant a series or multiple  portfolio  company?  (Y/N)         N
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/99                              If filing more than one
File number 811-   7627                                  Page 50, "X" box:   [ ]

123. [/] State the total value of the additional  units  considered in answering
item 122 ($000's omitted)                                               $31,455


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
($000's omitted)                                                         $


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's omitted)                                              $929


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
portfolio of a subsequent series.) ($000's omitted)                      $


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                         NUMBER OF   TOTAL ASSETS  TOTAL INCOME
                                          SERIES       ($000'S    DISTRIBUTIONS
                                         INVESTING    OMITTED)  ($000'S OMITTED)

A.  U.S. Treasury direct issue                       $           $
                                          ----------- ----------- --------------
B.  U.S. Government agency                           $           $
                                          ----------- ----------- --------------
C.  State and municipal tax-free                     $           $
                                          ----------- ----------- --------------
D.  Public utility debt                              $           $
                                          ----------- ----------- --------------
E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent                      $           $
                                          ----------- ----------- --------------
F.  All other corporate intermed. &
    long-term debt                                   $           $
                                          ----------- ----------- --------------
G.  All other corporate short-term debt              $           $
                                          ----------- ----------- --------------
H.  Equity securities of brokers
    or dealers or parents of brokers
    or dealers                                       $           $
                                          ----------- ----------- --------------
I.  Investment company equity securities             $           $
                                          ----------- ----------- --------------
J.  All other equity securities                      $   89,875  $     2,279
                                          ----------- ----------- --------------
K.  Other securities                                 $           $
                                          ----------- ----------- --------------
L.  Total assets of all series of
    registrant                                       $   89,875  $
                                          ----------- --------- ----------------

This report is signed on behalf of the registrant (or depositor or trustee).


City of:  Lincoln          State of: NE                  Date: 02/28/00

Name of  Registrant,  Depositor,  or Trustee:  Acacia  National  Life  Insurance
(Depositor)                                    Company

By (Name and Title):                       Witness (Name and Title):

/s/ Charles T. Nason                       /s/ Robert-John H. Sands
----------------------                     ---------------------------
Charles T. Nason                         Robert-John H. Sands
Director, Chairman of the Board, and     Senior Vice President, General Counsel,
Chief Executive Officer                  Corporate Secretary and Director